RELATED PARTY TRANSACTIONS - Receivable (Details) - VIE - CNY (¥) ¥ in Millions		1 Months Ended
	Jun. 07, 2017	May 31, 2015	Mar. 29, 2016
RELATED PARTY TRANSACTIONS
Consideration for transferring VIE to ATA Learning and Zhongxiao Zhixing		¥ 10.0
Consideration transferred from one nominee shareholder to another			¥ 1.0
Mr. Kevin Xiaofeng Ma
RELATED PARTY TRANSACTIONS
Proceeds from shareholder	¥ 10.0